Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provision for Income Taxes [Abstract]
Federal					$ (131,000)
State
Foreign
Total Provision for Income Taxes	$ 18,000		$ 18,000		$ (131,000)